RULE 24f-2 NOTICE

SCOTTISH WIDOWS INTERNATIONA


Securities Act of 1993
File No. 33-35081

Investment Company Act of 19
File No. 811-6019


 1) Fiscal year for which no

 2) The number or amount of
     any, which had been reg
     other than pursuant to
     of 1940 but which remai

 3) The number of amount of
     pursuant to Section 24(

 4) The net number and dolla
    Class A (318,641) and ($

 5) The net number and dolla
    reliance upon registrati
    Class A (318,641) and ($

 6) The minimum registration
     1996: $100.00

 7) The wiring date of the a
    depository: February 25,


SCOTTISH WIDOWS INTERNATIONA

/s/ Dennis J. Westley
Vice President and Treasurer